CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Cash Flows [Abstract]
Acquisition of Guangzhou Xinyu, cash acquired
Acquisition of AM Jiaming, cash acquired	$ 325,000
Disposal of 51% equity interests in AM Jiaming, cash disposed	1,094,000
Disposal of 81% equity interest in AM Jinsheng, cash disposed	10,000
Disposal of 90% equity interest in Xinghe Union, cash disposed	$ 14,000